Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES [Abstract]:
Net income	$ 81,129	$ 87,592	$ 81,224
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]:
Depreciation	80,333	78,803	70,887
Amortization and write off of financing costs	1,157	2,747	1,827
Amortization of deferred drydocking and special survey	8,179	8,139	8,465
Amortization of unearned revenue	(431)	(650)	(650)
Net settlements on interest rate swaps qualifying for cash flow hedge	(3,196)	(2,752)	0
Loss (gain) on derivative instruments	462	8,709	4,459
Loss (gain) on sale/disposal of vessels, net	2,796	(13,077)	(9,588)
Loss (gain) on sale of investments	0	8	(148)
Changes in Operating Assets and Liabilities [Abstract]:
Receivables	(87)	1,210	(225)
Due from related parties	969	(2,288)	7,009
Inventories	(63)	199	1,945
Insurance claims receivable	1,622	(2,329)	(71)
Prepayments and other	48	518	(763)
Accounts payable	1,825	(71)	(4,694)
Due to related parties	0	0	(7,253)
Accrued liabilities	(1,162)	665	1,995
Unearned revenue	(901)	2,888	529
Other current liabilities	344	677	(701)
Drydockings	(11,171)	(6,122)	(12,705)
Accrued charter revenue	6,261	30,313	(13,596)
Net Cash provided by Operating Activities	168,114	195,179	127,946
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]:
Advances for vessels acquisitions	(191,179)	(148,373)	(3,830)
Vessels acquisitions/ Additions to vessel cost	(74,053)	(190,209)	(50,781)
Proceeds from sale of available for sale securities	0	6,082	8,030
Proceeds from the sale of vessels, net	28,723	48,742	22,731
Net cash used in Investing Activities	(236,509)	(283,758)	(23,850)
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]:
Proceeds from Initial Public Offering, net of related expenses	0	0	148,827
Initial Public Offering costs	0	0	(3,284)
Stockholders' contributions	0	0	2,400
Follow-on offering proceeds, net of related expenses	194,131	0	0
Proceeds from long-term debt	288,639	226,293	0
Repayment of long-term debt	(170,170)	(124,610)	(93,856)
Payment of financing costs	(547)	(9,233)	(3,256)
Dividends paid	(73,089)	(61,506)	(10,000)
(Increase) decrease in restricted cash	(1,244)	(4,143)	2,565
Net cash provided by Financing Activities	237,720	26,801	43,396
Net increase / (decrease) in cash and cash equivalents	169,325	(61,778)	147,492
Cash and cash equivalents at beginning of the year	97,996	159,774	12,282
Cash and cash equivalents at end of the year	267,321	97,996	159,774
SUPPLEMENTAL CASH INFORMATION [Abstract]:
Cash paid during the period for interest	$ 28,269	$ 20,783	$ 19,896